PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 12 - PROPERTY, PLANT AND EQUIPMENT

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2021	20	379	1,361	132	14	1,906
Additions	—	4	23	54	1	82
Disposals	—	—	(1)	—	—	(1)
Depreciation expense	—	(14)	(104)	(1)	(4)	(123)
Transfer and other changes	—	1	45	(48)	3	1
Effect of changes in foreign exchange rates	1	5	23	1	—	30
Net balance at June 30, 2021	21	375	1,347	138	14	1,895

Cost	37	573	2,579	147	51	3,387
Less accumulated depreciation and impairment	(16)	(198)	(1,232)	(9)	(37)	(1,492)
Net balance at June 30, 2021	21	375	1,347	138	14	1,895
Right-of-use assets
Right-of-use assets have been included within the same line item as that in which the corresponding underlying assets would be presented if they were owned.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2021	112	72	2	186
Additions	4	3	—	7
Depreciation expense	(6)	(10)	—	(16)
Transfer and other changes	—	(1)	—	(1)
Effect of changes in foreign exchange rates	1	1	—	2
Net balance at June 30, 2021	111	65	2	178

Cost	147	138	4	289
Less accumulated depreciation and impairment	(36)	(73)	(2)	(111)
Net balance at June 30, 2021	111	65	2	178
The total expense relating to short-term leases, low value asset leases and variable lease payments that are still recognized as operating expenses was €5 million and €6 million for the six months ended June 30, 2021 and 2020, respectively.